EATON VANCE BUILD AMERICA BOND FUND
Supplement to Prospectus dated November 17, 2009

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2010

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
Supplement to Prospectuses dated February 1, 2010

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE INTERNATIONAL EQUITY FUND
EATON VANCE INTERNATIONAL INCOME FUND
EATON VANCE LOW DURATION FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND
Supplement to Prospectuses dated March 1, 2010

EATON VANCE ENHANCED EQUITY OPTION INCOME FUND
EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND
Supplement to Prospectus dated April 1, 2010

EATON VANCE COMMODITY STRATEGY FUND EATON VANCE SHORT TERM REAL RETURN FUND Supplement to Prospectuses dated April 7, 2010

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE EQUITY ASSET ALLOCATION FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Prospectuses dated May 1, 2010

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to Prospectuses dated June 1, 2010

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
Supplement to Prospectus dated August 25, 2010

EATON VANCE OPTION ABSOLUTE RETURN STRATEGY FUND Supplement to Prospectus dated September 27, 2010

EATON VANCE RICHARD BERNSTEIN MULTI-MARKET EQUITY STRATEGY FUND Supplement to Prospectus dated October 12, 2010

1. The following replaces the second and third paragraphs under "Information about the Fund" in "Shareholder Account Features":

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission ("SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end (or quarter end in the case of the Commodity Strategy, Emerging Markets Local Income, Global Dividend Income, Global Macro Absolute Return Advantage, Global Macro Absolute Return, International Income, Multi-Cap Growth, Multi-Strategy Absolute Return, Small-Cap Value, Eaton Vance-Atlanta Capital SMID-Cap, Special Equities, Strategic Income, Tax-Managed Global Dividend Income, Tax-Managed Multi-Cap Growth, Tax-Managed Small-Cap, and Tax-Managed Small-Cap Value Funds) is posted to the website 30 days (approximately five business days in the case of U.S. Government Money Market Fund and two months in the case of the Small-Cap, Small-Cap Value, Eaton Vance-Atlanta Capital SMID-Cap, Special Equities, Tax-Managed Small-Cap and Tax-Managed Small-Cap Value Funds) after such period end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end (or month end in the case of Eaton Vance-Atlanta Capital SMID-Cap Fund) on the Eaton Vance website approximately ten business days after the calendar quarter end (or month end in the case of Eaton Vance-Atlanta Capital SMID-Cap Fund) and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

December 3, 2010	4899-12/10	COMBPROS1